Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Transfers of fair values between level 2 or level 3 during the period for assets or liabilities	$ 0
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	553,000	$ 1,836,000
Other financial assets at amortized cost
Financial assets at amortised cost	190,135,000	263,630,000
Financial assets	190,688,000	265,466,000
Derivative Financial Instrument Assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	126,000	1,013,000
Cash and cash equivalents [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	427,000	823,000
Other financial assets at amortized cost
Financial assets at amortised cost	100,177,000	201,084,000
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost	70,531,000	46,918,000
Financial assets	70,531,000	46,918,000
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	4,680,000	2,236,000
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	$ 14,747,000	$ 13,392,000